Income Taxes (Schedule Of Provision For/(Benefit From) Income Taxes) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision For Income Taxes [Line Items]
Provision for/(benefit from) income taxes - continuing and discontinued operations	$ (360.5)	$ (12.0)	$ (52.2)
Total current taxes	0.6	(3.4)	2.0
Total deferred taxes	(300.4)	51.0	0.1
Tax expense reported in shareholders' equity related to equity awards	0	0	2.4
Provision For Income Taxes [Member]
Provision For Income Taxes [Line Items]
Provision for/(benefit from) income taxes - continuing and discontinued operations	(299.8)	47.6	2.1
Continuing Operations [Member]
Provision For Income Taxes [Line Items]
Total deferred taxes	361.1	8.6	54.2
Benefit from income taxes - continuing operations	(360.5)	(12.0)	(52.2)
Continuing Operations [Member] | Irish Corporation Tax [Member]
Provision For Income Taxes [Line Items]
Total current taxes			0.5
Total deferred taxes	(369.0)	(37.0)	(29.8)
Continuing Operations [Member] | Foreign Taxes [Member]
Provision For Income Taxes [Line Items]
Total current taxes	0.6	(3.4)	1.5
Total deferred taxes	7.9	28.4	(24.4)
Segment, Discontinued Operations [Member]
Provision For Income Taxes [Line Items]
Provision for income taxes - discontinued operations	60.7	59.6	54.3
Segment, Discontinued Operations [Member] | Irish Corporation Tax [Member]
Provision For Income Taxes [Line Items]
Total deferred taxes	34.0	36.9	28.5
Segment, Discontinued Operations [Member] | Foreign Taxes [Member]
Provision For Income Taxes [Line Items]
Total deferred taxes	$ 26.7	$ 22.7	$ 25.8